Document and Entity Information	Sep. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2020
Document Effective Date	Dec. 18, 2020
Prospectus Date	Jan. 28, 2020
Virtus Duff & Phelps Global Infrastructure Fund | Class R6
Prospectus:
Trading Symbol	VGIRX
Virtus Duff & Phelps Global Infrastructure Fund | Class I
Prospectus:
Trading Symbol	PGIUX
Virtus Duff & Phelps Global Infrastructure Fund | Class C
Prospectus:
Trading Symbol	PGUCX
Virtus Duff & Phelps Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	PGUAX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class R6
Prospectus:
Trading Symbol	VRGEX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class I
Prospectus:
Trading Symbol	VGISX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class C
Prospectus:
Trading Symbol	VGSCX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class A
Prospectus:
Trading Symbol	VGSAX
Virtus Duff & Phelps International Real Estate Securities Fund | Class I
Prospectus:
Trading Symbol	PXRIX
Virtus Duff & Phelps International Real Estate Securities Fund | Class C
Prospectus:
Trading Symbol	PXRCX
Virtus Duff & Phelps International Real Estate Securities Fund | Class A
Prospectus:
Trading Symbol	PXRAX
Virtus Duff & Phelps Real Estate Securities Fund | Class R6
Prospectus:
Trading Symbol	VRREX
Virtus Duff & Phelps Real Estate Securities Fund | Class I
Prospectus:
Trading Symbol	PHRIX
Virtus Duff & Phelps Real Estate Securities Fund | Class C
Prospectus:
Trading Symbol	PHRCX
Virtus Duff & Phelps Real Estate Securities Fund | Class A
Prospectus:
Trading Symbol	PHRAX
Virtus KAR Emerging Markets Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	VRESX
Virtus KAR Emerging Markets Small-Cap Fund | Class I
Prospectus:
Trading Symbol	VIESX
Virtus KAR Emerging Markets Small-Cap Fund | Class C
Prospectus:
Trading Symbol	VCESX
Virtus KAR Emerging Markets Small-Cap Fund | Class A
Prospectus:
Trading Symbol	VAESX
Virtus KAR International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	VRISX
Virtus KAR International Small-Cap Fund | Class I
Prospectus:
Trading Symbol	VIISX
Virtus KAR International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	VCISX
Virtus KAR International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	VISAX
Virtus KAR International Small-Mid Cap Fund | Class I
Prospectus:
Trading Symbol	VKIIX
Virtus KAR International Small-Mid Cap Fund | Class C
Prospectus:
Trading Symbol	VKICX
Virtus KAR International Small-Mid Cap Fund | Class A
Prospectus:
Trading Symbol	VKIAX
Virtus KAR International Small-Mid Cap Fund | Class R6
Prospectus:
Trading Symbol	VKIRX
Virtus Vontobel Emerging Markets Opportunities Fund | Class R6
Prospectus:
Trading Symbol	VREMX
Virtus Vontobel Emerging Markets Opportunities Fund | Class I
Prospectus:
Trading Symbol	HIEMX
Virtus Vontobel Emerging Markets Opportunities Fund | Class C
Prospectus:
Trading Symbol	PICEX
Virtus Vontobel Emerging Markets Opportunities Fund | Class A
Prospectus:
Trading Symbol	HEMZX
Virtus Vontobel Foreign Opportunities Fund | Class R6
Prospectus:
Trading Symbol	VFOPX
Virtus Vontobel Foreign Opportunities Fund | Class I
Prospectus:
Trading Symbol	JVXIX
Virtus Vontobel Foreign Opportunities Fund | Class C
Prospectus:
Trading Symbol	JVICX
Virtus Vontobel Foreign Opportunities Fund | Class A
Prospectus:
Trading Symbol	JVIAX
Virtus Vontobel Global Opportunities Fund | Class R6
Prospectus:
Trading Symbol	VRGOX
Virtus Vontobel Global Opportunities Fund | Class I
Prospectus:
Trading Symbol	WWOIX
Virtus Vontobel Global Opportunities Fund | Class C
Prospectus:
Trading Symbol	WWOCX
Virtus Vontobel Global Opportunities Fund | Class A
Prospectus:
Trading Symbol	NWWOX
Virtus Vontobel Greater European Opportunities Fund | Class I
Prospectus:
Trading Symbol	VGEIX
Virtus Vontobel Greater European Opportunities Fund | Class C
Prospectus:
Trading Symbol	VGECX
Virtus Vontobel Greater European Opportunities Fund | Class A
Prospectus:
Trading Symbol	VGEAX